Accrued Liabilities and Other Current Liabilities - Schedule of Accrued Liabilities and Other Current Liabilities (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Schedule of Accrued Liabilities and Other Current Liabilities [Abstract]
Logistics expenses payables	¥ 2,919	¥ 5,154
Advances from customers	2,139	2,666
Payable for investment	2,063	2,563
Refund obligation of sales returns	2,282	2,240
Professional service fee accruals	1,141	1,705
Others	1,312	2,339
Total	¥ 11,856	¥ 16,667